Loans and Convertible Bridge Financing (Details) - Schedule of current and non-current liabilities	12 Months Ended
	Dec. 31, 2019 USD ($)
Loans and Convertible Bridge Financing (Details) - Schedule of current and non-current liabilities [Line Items]
Original principal loans amounts	$ 4,775,555
Additional principal loans provided	22,322
Loans already converted	(141,211)
Remaining principal loans amount	4,656,666
Loans presented as of December 31, 2019	4,190,990
CLA August 2017 [Member]
Loans and Convertible Bridge Financing (Details) - Schedule of current and non-current liabilities [Line Items]
Original principal loans amounts	905,555	[1]
Additional principal loans provided	22,322	[1]
Loans already converted	(141,211)	[1]
Remaining principal loans amount	$ 786,666	[1]
Converted through	2020	[1]
Loans presented as of December 31, 2019	$ 896,799	[1]
CLA March 2018 [Member]
Loans and Convertible Bridge Financing (Details) - Schedule of current and non-current liabilities [Line Items]
Original principal loans amounts	150,000	[1]
Additional principal loans provided		[1]
Loans already converted		[1]
Remaining principal loans amount	$ 150,000	[1]
Converted through	2019	[1]
Loans presented as of December 31, 2019	$ 163,406	[1]
CLA May 2018 [Member]
Loans and Convertible Bridge Financing (Details) - Schedule of current and non-current liabilities [Line Items]
Original principal loans amounts	170,000	[1]
Additional principal loans provided		[1]
Loans already converted		[1]
Remaining principal loans amount	$ 170,000	[1]
Converted through	2019	[1]
Loans presented as of December 31, 2019	$ 204,118	[1]
CLA October 2018 [Member]
Loans and Convertible Bridge Financing (Details) - Schedule of current and non-current liabilities [Line Items]
Original principal loans amounts	1,000,000	[1]
Additional principal loans provided		[1]
Loans already converted		[1]
Remaining principal loans amount	$ 1,000,000	[1]
Converted through	2020	[1],[2]
Loans presented as of December 31, 2019	$ 875,630	[1]
CLA November 2018 [Member]
Loans and Convertible Bridge Financing (Details) - Schedule of current and non-current liabilities [Line Items]
Original principal loans amounts	225,000	[1]
Additional principal loans provided		[1]
Loans already converted		[1]
Remaining principal loans amount	$ 225,000	[1]
Converted through	2020	[1],[2]
Loans presented as of December 31, 2019	$ 205,636	[1]
CLA December 2018 [Member]
Loans and Convertible Bridge Financing (Details) - Schedule of current and non-current liabilities [Line Items]
Original principal loans amounts	400,000	[1]
Additional principal loans provided		[1]
Loans already converted		[1]
Remaining principal loans amount	$ 400,000	[1]
Converted through	2020	[1],[2]
Loans presented as of December 31, 2019	$ 310,188	[1]
CLA January-April 2019 [Member]
Loans and Convertible Bridge Financing (Details) - Schedule of current and non-current liabilities [Line Items]
Original principal loans amounts	200,000	[3]
Additional principal loans provided		[3]
Loans already converted		[3]
Remaining principal loans amount	$ 200,000	[3]
Converted through	2021	[2],[3]
Loans presented as of December 31, 2019	$ 155,062	[3]
CLA March-December 2019 [Member]
Loans and Convertible Bridge Financing (Details) - Schedule of current and non-current liabilities [Line Items]
Original principal loans amounts	1,250,000	[3]
Additional principal loans provided		[3]
Loans already converted		[3]
Remaining principal loans amount	$ 1,250,000	[3]
Converted through	2020	[3],[4]
Loans presented as of December 31, 2019	$ 1,243,739	[3]
CLA August-December 2019 [Member]
Loans and Convertible Bridge Financing (Details) - Schedule of current and non-current liabilities [Line Items]
Original principal loans amounts	475,000	[3]
Additional principal loans provided		[3]
Loans already converted		[3]
Remaining principal loans amount	$ 475,000	[3]
Converted through	2021	[2],[3]
Loans presented as of December 31, 2019	$ 136,412	[3]

[1]	Aggregated to $3,899,516 and presented within the current liabilities
[2]	Structured as a 24 month- convertible loan or less in case of a Public Offering (“PO”) event
[3]	Aggregated to $291,474 and presented within the non-current liabilities
[4]	The due date for those convertible loans is October 2020 or earlier in case of a PO event